SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021
Operating Lease Right-of-use Assets And Operating Lease Liabilities
Lease liability	$ 137,040	$ 178,372	$ 236,389	$ 702,888
Less current portion	(56,638)	(84,644)	(163,727)
Long term portion	$ 80,402	$ 93,728	$ 72,662